SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating Leases
2022			$ 40,000
2023		65,897	36,667
2024	42,821	4,872
2025	43,076
2026	39,487
Total lease payments	125,384	70,769	76,667
Less: imputed interest	(5,261)	(1,307)	(2,347)
Total	$ 120,123	$ 69,462	$ 74,320